Revenue Recognition - Schedule of Changes in Deferred Revenue from Contract Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Balance at January 1	$ 12,449	$ 3,833
Deferral of revenue	4,928	14,532
Recognition of unearned revenue	(13,310)	(5,916)
Balance at December 31	$ 4,067	$ 12,449